DEFERRED REVENUES	12 Months Ended
Dec. 31, 2021
DEFERRED REVENUES
DEFERRED REVENUES

11— DEFERRED REVENUES

Deferred revenues consist of the following:

	2021	2020
Deferred revenues on maintenance contracts	1,624	1,761
Deferred revenue on RPP	315	255
Deferred revenue on sale of devices	114	135
Deferred revenue on extension of warranty, included in sales contracts	740	782
Deferred revenue on treatment probe lease and other	1,055	693
Total	3,848	3,627
Less long term portion	(440)	(926)
Current portion	3,408	2,701

Deferred revenue on extension of warranty will be recognized over the following periods:

December 31,
2021
2022	350
2023	260
2024	82
2025	43
2026	5
Total	740

Changes in deferred revenue on extension of warranty are as follows:

Total
Balance as of December 31, 2019	837
New extension of warranty	206
Recognition of revenue	(261)
Balance as of December 31, 2020	782
New extension of warranty	256
Recognition of revenue	(298)
Balance as of December 31, 2021	740